Business Combinations	12 Months Ended
Jun. 30, 2017
Business Combinations

3. Business Combinations

2016 Acquisitions

During January and February 2016, a wholly-owned subsidiary of the Company purchased the remaining interest in a transportation consulting and management services firm and acquired a second transportation consulting services firm. Earnings of the acquired companies were included in the Company’s results of operations from the acquisition dates. Total consideration paid in January and February 2016 approximated $7.2 million consisting of $6.2 million in cash and $1.0 million in common stock. The Company had previously invested $1.7 million in March 2015, to acquire a non-controlling interest in the first transportation consulting and management service firm. The purchase price allocation consists of net working capital of $0.6 million, equipment of $0.2 million and goodwill of $8.1 million. Approximately $0.1 million of acquisition related costs have been recognized as an expense in the statement of operations during fiscal year 2016. The goodwill attributable to these acquisitions includes the opportunity to expand within the market place and other key competitive advantages. None of the goodwill related to these acquisitions is deductible for tax purposes.

The proforma impact of these acquisitions was immaterial to the Company’s consolidated financial statements.